SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interests (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2018
Noncontrolling Interest [Line Items]
Acquisition of Noncontrolling interest			$ 133,552
Noncontrolling interests			$ 2,744,576	$ 2,743,273
Gansu QLS
Noncontrolling Interest [Line Items]
Ownership interest (in percent)			1.703%	1.703%
Noncontrolling interests			$ 298,322	$ 387,420
Chengdu QLS
Noncontrolling Interest [Line Items]
Ownership interest (in percent)			28.25%	28.25%
Noncontrolling interests			$ 2,448,765	$ 2,355,853
Ahan
Noncontrolling Interest [Line Items]
Ownership interest (in percent)			25.00%		50.00%
Ownership interest acquired (in percent)	25.00%	25.00%
Acquisition of Noncontrolling interest | ¥	¥ 250,000	¥ 250,000
Noncontrolling interests			$ (2,511)